UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                          FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                              	  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Senator Investment Group LP
Address:  1330 Avenue of the Americas, 26th Floor

	  New York, NY 10019

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward Larmann
Title:     Chief Financial Officer
Phone:     (212) 376-4305

Signature, Place and Date of Signing:

      Edward Larmann	New York, NY	February 13, 2009


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $114038 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                               FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
 ANADARKO PETE CORP		COM		 032511907     3855   100000 SH	  CALL    SOLE		   100000        0        0
 AON CORP			COM      	 037389103     5349   117100 SH           SOLE             117100        0        0
 DIEBOLD INC			COM		 253651903     1410    50200 SH   CALL    SOLE		    50200	 0	  0
 GALLAGHER ARTHUR J & CO	COM		 363576909     9535   368000 SH   CALL    SOLE		   368000	 0	  0
 GILDAN ACTIVEWEAR INC          COM	         375916103     1176   100000 SH       	  SOLE             100000        0        0
 HONEYWELL INTL INC		COM	         438516106     5745   175000 SH       	  SOLE             175000        0        0
 PITNEY BOWES INC		COM	         724479100     7899   310000 SH       	  SOLE             310000        0        0
 PHARMERICA CORP                COM		 71714F104     3918   250000 SH       	  SOLE             250000        0        0
 PLAINS EXPL & PRODTN CO        COM	         726505100     4648   200000 SH       	  SOLE             200000        0        0
 RALCORP HLDGS INC NEW          COM	         751028101     7300   125000 SH       	  SOLE             125000        0        0
 RCN CORP 		        COM	         749361200     2067   350380 SH       	  SOLE             350380        0        0
 RESEARCH IN MOTION LTD         COM	         760975102     4261   105000 SH       	  SOLE             105000        0        0
 RELIANT ENERGY INC  	        COM	         75952B105     2023   350000 SH       	  SOLE             350000        0        0
 SPDR TR			COM		 78462F8MB     4151    46000 SH	  PUT	  SOLE		    46000	 0	  0
 SPDR TR			COM		 78462F8MG    10287   114000 SH	  PUT	  SOLE		   114000	 0	  0
 SMUCKER J M CO			COM		 832696405     3252    75000 SH       	  SOLE 	            75000        0        0
 SILGAN HOLDINGS INC		COM		 827048109     6454   135000 SH       	  SOLE 	           135000        0        0
 TEXTRON INC			COM		 883203901     3468   250000 SH   CALL	  SOLE		   250000	 0	  0
 UAL CORP			NOTE 5.000% 2/0  902549AE4     7828 15975000 PRN	  SOLE		 15975000	 0	  0
 UNITED STATES OIL FUND LP	COM		 91332N908     4965   150000 SH	  CALL	  SOLE		   150000	 0	  0
 WASHINGTON POST CO		COM		 939640108     5854    15000 SH       	  SOLE 	            15000        0        0
 YAHOO INC			COM		 984332906     3050   250000 SH	  CALL    SOLE		   250000	 0	  0
 WILLIS GROUP HOLDINGS LTD	COM		 G96655108     5543   222800 SH       	  SOLE 	           222800        0        0